Fair Value Measurements (Details Narrative) - USD ($)		6 Months Ended
	May 06, 2026	Jun. 30, 2026
Restructuring Cost and Reserve [Line Items]
Contingent consideration recognized in business acquisitions	$ 15,100,000
Other portfolio acquisition in contingent consideration arrangement	0
Financial instruments transfers Into level 3		$ 0
Financial instruments transfers out of level 3		$ 0
Vanguard Healthcare Solutions LLC [Member]
Restructuring Cost and Reserve [Line Items]
Contingent consideration recognized in business acquisitions	$ 20,600,000